EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the updated risk/return summary information included in a supplement, dated May 31, 2019, to the Prospectus, dated January 25, 2019, for Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, and Causeway International Small Cap Fund, (collectively, the “Funds”), each a series of Causeway Capital Management Trust, filed with the Securities and Exchange Commission on May 31, 2019 (Accession No. 0001193125-19-162317), the purpose of which was to describe the removal of redemption fees for the Funds effective October 1, 2019.